Customer Loan ID	Seller Loan ID	Final Current Event Level	Current Exceptions	Collection comments	Loan Payment History Available for Revew	Loan Status	Current Principal Balance	Current Stated Rate	Current Contractual PI	Escrow Balance	Next Due Date	Interest Paid To	Date of Last Payment received	Payment History As Of Date	Payment History Comments	3 Mo CV	6 Mo CV	9 Mo CV	12 Mo CV	Late X 30	Late X 60	Late X 90	Late X 120p	Last 36 Month Pay History	Any Late Payments In Last 12 Months	Currently Delinquent Over 30 Days	Reason for Default	Reason For Default Prognosis	Chances Loan Will Re Perform	Potential REO	Potential Fraud	Collection Comments in File Available for Review	Date of 1st Collection Comments	Date of Last Collection Comments	Any Contact w Borrower	Date of Last Contact	Liquidation	Current Employment Status	Willingness to Meet Obligation Intention To Pay as Agreed	Ability To Repay Obligation Capacity To Keep Current	Possibility of Going Delinquent	Collection Efforts	Conversation Activity of Mod Forebearance Plan Not Yet Active	Evidence of Skip Tracing Efforts	Property Inspection Required	Property Inspection Performed	Consumer Advocacy Group Mentioned In Comments	Name of Group	Group Documenation Provided	LOA On File	Proper Credit Reporting Mentioned	Does Employer Allow Contact at Work	Did Servicer Comply w Employer Contact	Is This A Modified Loan That Re-Defaulted	Re Default Date	Vacant Property	Vacant Date	Property Damage Mentioned	Title Lien Issue Mentioned	Title Claim	Title Claim Status	HAFA Solicitation Actions	Date of HAFA Solicitation	Outcome of HAFA Solicitation	HAFA Denial Reason	MI Mentioned In Comments	MI Status	MI Cert Verification	MI Coverage	MI Provider	Form of Litigation	Any Disputes with the Servicer	Did Communication Cease Until Verification Mailed	Fees Waived For Copies of Docs Supporting Debt	Undiscl Lien in Coll Notes in front of discl lien	Updated Value Mentioned in Collection Comments	Updated Value	Updated Value Date	Evidence Loss Mit Options Attempted	Describe Loss Mit Efforts	Date Last Loss Mit Completed	Type of Last Loss Mit Completed	Loss Mit Properly Documented in Comments	Other Loss Mit Actions Completed	Discussion w Borrower Regarding Loss Potential Loss Mit Opportunities	Describe Loss Mit Opportunities Discussed	Loss Mit Opportunities Exhausted On Loan	Explanation for Lack of Opportunities	Loss Mit Comments	Type of Loss Mit	Loss Mit Status	Loss Mit Type	Loss Mit Start Date	Loss Mit 1st Due Date	Loss Mit Next Due Date	Loss Mit Last Due Date	Current Bankruptcy	Curr Bankruptcy Status	Current Bankruptcy Status Date	Curr Bankruptcy Chapter	Curr BK Filing Date	Curr BK Case	Pre Petition Due Date	Post Petition Due Date	Evidence of Relief Approved by BK Court	Current FC Not Yet REO	Current FC Status	FC Status Date	Filing Date FC	Due Date at Time of FC Referral	Appropriate FC Letters Sent	Deficiency Rights Preserved	Deficiency Judgment Obtained	Evidence of Possible Delay of FC Action	Reason for Delay in FC Action	FC Referral Date	Sale Publication Date	Sale Publictn Non jud	Redemption Date	Scheduled FC Sale Date	Motion for Relief Filed	Motion for Relief Granted	Forebearance Active Current Plan	Relief Date	Forebearance Plan Start Date	Is Plan on Target	Was Loan Modified	Mod Status	Mod Executed	Mod Type	Last Modified Date	Reason for Modification	Mod Balance	Mod PI	Mod Rate	Mod First Payment Date	Mod Maturity Date	Mod Original Term	Was Loan Extended	Last Date of Extension	Any Advances	Advance Details Dates Types	Corp Adv Balance	Recoverable	Escrow Adv Balance	Oldest Dt of Corporate Adv	Total Unpaid Accrued Interest	Amount of Adv Included in Proof of Claim for BK loans	Date of Last Proof of Claim Filed for BK loans	Advances Comments	Short Sale In Process or Completed	Short Sale Offer Amount	Short Sale Date of Offer	Short Sale Net Pct of Balance	Short Sale Expected Close Date	Short Sale Closing Date	Real Estate Broker Name	Real Estate Broker Phone	Real Estate Broker Email	Currently REO	Status of REO	REO Start Date	FC Deed Name	Date of FC Deed	Days Since FC	Occupant	Eviction Status	Is Eviction Being Contested	Eviction Start Date	Anticipated Ev Complete Dt	Eviction Complete Date	Conveyed to HUD	Date Conveyed to HUD	Cash or Financed	Finance Approval Deadline	Anticipated Closing Date	Cumulative Maint Paid	Attorney Name	Attorney Phone Number	Any gaps in Payment History?	PH Beginning Month Gap	PH Ending Month Gap	Any gaps in Servicing Comments?	Comments Beginning Month Gap	Comments Ending Month Gap
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/04/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/30/2022	03/31/2022		1	1	1	1	3	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower made a payment today to cover the fees only that were due.  The customer stated that will be making the next payment next month.  Owner occupancy was verified.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: After the review date, the property is in a FEMA disaster area affected by XXXX per notes dated XXXX. No damage was reported.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1.08	8	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Not Employed	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/03/2022	03/31/2022		2.67	1.84	1.56	1.34	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in to schedule a payment and Welcome call was completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The subject property is located in a FEMA Disaster Declared Area. No damages reported.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022	Loan was modified on XXXX; but the payment history does not reflect a change in the due-date until subsequent month.	1	1	1	1	2	1	1	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Rep advised of escrow figures including shortage. Rep sent Escrow Analysis to borrower. Borrower didn't agree with escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: FEMA declared disaster Remnants of XXXX	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/03/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called about the claim for wind damage.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/04/2022	03/31/2022		1.25	1.25	1.25	1.25	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  An authorized third party stated that they were having issues making the payment online and made a promise to pay XXXX on XXXX via online. The agent advised that they can call to make the payment if they are still having online issues.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property was located in a FEMA declared disaster area due to XXXX declared on XXXX. No property damage was reported.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/31/2022	03/31/2022		1.01	1.01	1	1	3	1	1	1	XXXX	No	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	forbearance	3XXXX	FB	Yes	No	Yes	forbearance	No		A forbearance plan was completed on XXXX.	None	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower requested assistance with online account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was impacted by XXXX as noted on XXXX. No damage was noted.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called regarding credit bureau reporting.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting. Servicer updated transaction history and issue is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	02/18/2022	03/31/2022		0.71	1.27	1.32	1.26	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/22/2022	03/31/2022		0.9	0.93	0.96	0.97	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1.02	1.01	1.01	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower advised that the payment was mailed out for the total amount due and did not have a promise to pay date for October yet.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/21/2022	03/31/2022		1	1	0.89	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/03/2022	03/31/2022		1	1	1	1	0	0	0	6	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called on XXXX to advise of wind damages to the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower called on XXXX to advise of wind damages caused on XXXX. A claim was filed based on a repair cost value of XXXX. Minus the XXXX deductible and XXXX in depreciation, a check for XXXX was received on XXXX. All funds were released as of XXXX. No reference to the status of the repairs.  The damage repair amount is estimated at XXXX  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/31/2022	03/31/2022		1.92	1.69	1.52	1.39	2	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in on XXXX inquiring about late payment and grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.  2 prior BK's dismissed
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022	The XXXX-XXXX payments were deferred on XXXX.	1	0.83	0.89	0.92	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to request a payoff
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	0.83	1	1	1	1	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/03/2022	03/31/2022		1.13	1.12	1.14	1.15	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to inquire about payment fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/08/2022	03/31/2022		1	1	1.13	1.24	6	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1	1	0.89	1	8	1	1	0	XXXX	No	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	forbearance	1XXXX	FB	Yes	No	Yes	forbearance	No		A forbearance due to Covid-19 impact was completed on XXXX.	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to update the new insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022	Adjustment occurred on XXXX.	1	0.83	1	0.94	1	1	1	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to update insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1	1	0	0	1	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to inquire about credit reporting.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy filing date and case number were not located in the commentary provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in to verify Insurance was paid. Agent advised it was paid on XXXX. Borrower is making payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: Property was in FEMA disaster area noted on XXXX, no evidence of damages.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/28/2022	03/31/2022		1	1	1	1.01	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called about getting the depreciation.  The agent advised that the check has not been received and the work needs to be completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim was filed for water damage that occurred on XXXX.  The replacement cost value: XXXX; deprecation: XXXX deductible: XXXX and net claim amount: XXXX were reported on XXXX.  A claim check for XXXX was endorsed and released per notes dated XXXX.  The receipt of the depreciation check is pending per notes dated XXXX.  The damage details and the repair status were not indicated.  The damage repair amount is estimated at XXXX  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1	5	2	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX			Yes	Still Being Paid					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	09/16/2021	03/31/2022		1	1.09	1.12	1.15	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	1	1.07	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to make payment; stated was unable to make payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX  The chapter is Chapter 7.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/25/2022	03/31/2022		1	1	1.01	0.94	10	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			Yes	Still Being Paid					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments on XXXX indicate that the borrower has been discharged through chapter 7 bankruptcy; however, no further details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022	The loan was modified on XXXX.	1	1	1	1	2	1	0	7	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to inquire about a service transfer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/03/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called and made  a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	09/15/2021	03/31/2022	An adjustment was applied on XXXX bringing the loan due for XXXX.	1	1	1.03	0.94	0	2	1	8	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Inbound call from borrower to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comment XXXX: FEMA Disaster due to XXXX (XXXX)	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1.08	7	2	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Delinquent Taxes - Delinquent taxes, but not tax sale	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The authorized third party spouse called to advise payment will be processed via BillPay the same day. Web registration was noted as completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: TAXES: Delinquent storm water charges in the amount of XXXX for year XXXX noted on XXXX.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/04/2022	03/31/2022		1	1.01	1	1.17	0	7	5	0	XXXX	No	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Forbearance	1XXXX	FB	Yes	No	Yes	Forbearance	No		A forbearance plan was noted as removed on XXXX.	Limited	Removed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments on XXXX indicate that the borrower has been discharged through chapter 7 bankruptcy; however, no further details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	1	0.92	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/08/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower inquired on amount on statement and was advised of amount being from prior servicer. Borrower processed a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Late fee dispute was noted on XXXX. Dispute was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: FEMA Disaster declared due to XXXX fromXXXX to XXXX.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/23/2022	03/31/2022		1.37	1.02	1.01	1.01	9	0	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	N/A	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in regarding the Forbearance. Account is current, want to opt out of the Forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1	1	1	1	2	0	0	0	XXXX	No	No	Energy - Environment Cost	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Forbearance	2XXXX	FB	Yes	No	Yes	Forbearance	No		Loan was on a pandemic forbearance from XXXX to XXXX but was removed on XXXX due to loan being current.	Limited	Removed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower requested a pay off.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/18/2022	03/31/2022		1	1	1	1	3	2	1	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called advised mailed September payment today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was in FEMA disaster area noted on XXXX, no evidence of damages.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Inbound call to verify loan number and payment mailing address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1	1	1	1	3	3	0	0	XXXX	No	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in to schedule a payment and to set-up ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022	Adjustment occurred on XXXX.	1	1	1	1	2	1	1	5	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			Yes	Still Being Paid					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments on XXXX indicate that the borrower has been discharged through chapter 7 bankruptcy; however, no further details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1.39	1.35	1.32	1.34	2	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to confirm the payoff amount. The agent also advised the other documents requested were mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/09/2022	03/31/2022		1	1	1	1	4	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Called and spoke to borrower and advised of payment due and grace period and offered to take payment. The borrower stated will call and make payment prior to the 15th of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/08/2022	03/31/2022		1	1	1	1.08	11	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	forbearance	XXXX	FB	Yes	No	Yes	forbearance	No		A forbearance due to Covid-19 impact was completed on XXXX. The plan was from XXXX ending XXXX.	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in response to a loan transfer letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/04/2022	03/31/2022	A loan modification was completed on XXXX.	1	1	1.1	1.16	2	3	3	4	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower scheduled a payment of XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	09/15/2021	03/31/2022		1	1	1	1	6	1	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called for assistance with escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/08/2022	03/31/2022		1	1	1	1	11	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments on XXXX indicate that the borrower has been discharged through chapter 7 bankruptcy; however, no further details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/04/2022	03/31/2022	Adjustment occurred on XXXX.	1	1	1	1	1	0	0	0	XXXX	No	No	Servicing Problems	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in about a letter concerning proof of insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/11/2022	03/31/2022		1	1	1	1	2	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/17/2022	03/31/2022		1.11	1.05	1.04	1.11	2	8	0	0	XXXX	No	No	UTD	UTD		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Forbearance	0XXXX	FB	Yes	No	Yes	Forbearance	No		A forbearance plan was noted at kept on XXXX.	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called for assistance with online account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comment XXXX: FEMA Declared Disaster due to XXXX (XXXX). No damage reported.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1.07	1.08	1.05	1.13	10	1	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  uInbound call from borrower to schedule a payment in the amount of XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA disaster area due to TN Storms (XXXX) as noted on XXXX. No damage reported.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower scheduled a payment in the amount of XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments on XXXX indicate that the borrower has been discharged through chapter 7 bankruptcy; however, no further details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	0.89	0.92	4	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1	2	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in to get the total amount due. Cited a family emergency as the reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/11/2022	03/31/2022		1	1	1	1	3	0	0	0	XXXX	Yes	No	Excessive Obligations	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments on XXXX indicate that the borrower has been discharged through chapter 7 bankruptcy; however, no further details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	1	1	3	5	2	1	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	forbearance	0XXXX	FB	Yes	No	Yes	forbearance	No		A forbearance due to Covid-19 impact was completed on XXXX.	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to requested the to have the escrow check reissued.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/31/2022	03/31/2022		1.33	1.17	1	1	4	0	0	0	XXXX	Yes	No	Curtailment of Income	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/04/2022	03/31/2022		0.67	0.83	0.89	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	09/30/2021	03/31/2022		1	1	1	1.12	6	0	0	0	XXXX	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Forbearance	1XXXX	FB	Yes	No	Yes	Forbearance	No		Loan completed a pandemic forbearance from XXXX to XXXX	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No filing or additional termination details evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1.33	1	1	1.01	8	1	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1.08	1	4	4	3	XXXX	No	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX			Yes	Still Being Paid					No			No	No	XXXX	XXXX	Yes	Forbearance	XXXX	FB	Yes	No	Yes	Forbearance	No		Loan completed pandemic forbearance from XXXX to XXXX	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022	Adjustment occurred on XXXX.	1	1	1	1	2	0	1	1	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to inquire about the mortgage insurance premium.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022	The XXXX-XXXX payments were deferred on XXXX.	1	1	1	0.92	6	0	0	0	XXXX	No	No	Energy - Environment Cost	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Forbearance	0XXXX	FB	Yes	No	Yes	Forbearance	No		A forbearance plan was noted as kept on XXXX.	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called regarding payment reversal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/21/2022	03/31/2022		1.44	1.62	1.52	1.51	2	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to advise that they are not receiving the Monthly Statements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to inquire about the escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1.1	1.1	1.08	1.08	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower provided verbal authorization for a family member and then was transferred to customer service for payment questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022	Adjustment occurred on XXXX. Velocities on XXXX and XXXX are due to principal payments made and then reversals of principal payments.	1	1	1	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1	1	1	1.17	8	1	0	0	XXXX	No	No	Excessive Obligations	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022	Adjustment completed XXXX.	1	1	0.89	0.92	1	1	1	5	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			Yes	Still Being Paid					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/09/2022	03/31/2022	An adjustment was applied on XXXX bringing the loan due for XXXX.	1	1	1	1.01	2	1	9	0	XXXX	No	No	Excessive Obligations	Resolved		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Forbearance	2XXXX	FB	Yes	No	Yes	Forbearance	No		A forbearance plan was kept on XXXX.	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Inbound call from borrower to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/25/2022	03/31/2022		1	1	1	1	2	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received XXXX and research found that the status/payment rating/account history was reported as accurate due to discharged chapter 7 bankruptcy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/17/2022	03/31/2022		1	1	1	1	5	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	UTD	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	02/28/2022	03/31/2022		0.67	1	1	1.13	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower promised to make a payment today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/17/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	No	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	forbearance	0XXXX	FB	Yes	No	Yes	forbearance	No		A forbearance due to Covid-19 impact was completed on XXXX.	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1.12	1.11	0.96	1	2	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to inquire about pay off.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/03/2022	03/31/2022		1.01	1	1	1.09	3	1	2	5	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower inquired on August's monthly payment and discussed transfer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		0.69	1.02	1.02	1.01	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			Yes	Still Being Paid					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in and stated mailed January payment a week ago. The agent advised no payment was received and advised borrower to check and see if payment was cashed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022	A loan modification was completed on XXXX.	1	1	1	1	5	1	1	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to make the payments for October and November for a total of XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/02/2022	03/31/2022		1.02	1.02	1.03	1.03	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in about an expired escrow refund check. Advised the request to re-issue the check was sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/31/2022	03/31/2022	An adjustment was applied on XXXX bringing the loan due for XXXX.	1	1.72	1.48	1.27	6	2	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Inbound call from borrower to schedule a payment dated XXXX,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1.08	3	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	02/28/2022	03/31/2022		0.93	1.18	1.35	1.42	8	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/29/2022	03/31/2022		1	1	1	1	2	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in to make a payment and a Welcome Call was completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	1	1	10	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	1	1	8	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower advised that they scheduled a payment during the weekend.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022	The XXXX-XXXX payments were deferred.	1.01	0.86	1.05	1.12	3	1	1	2	XXXX	No	No	Energy - Environment Cost	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower stated that the hardship was due to plans to sell the property.  The homeowner requested a forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was impacted by XXXX, XXXX, as noted on XXXX. No damage was noted.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1.33	1	1	1.08	14	0	0	0	XXXX	Yes	No	Other	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	forbearance	XXXX	FB	Yes	No	Yes	forbearance	No		A forbearance plan was rejected on XXXX.	Limited	Removed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Authorized third party (ATP) advised that the SII information was given to the previous servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/11/2022	03/31/2022		1	1	1	1	6	2	1	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No further bankruptcy details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1	1	1	1	7	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Inbound call from borrower to schedule a payment in the amount of XXXX dated XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/29/2022	03/31/2022		1	1	1.06	1.13	2	2	2	4	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	repaymetn plan	2XXXX	RPP	Yes	No	Yes	repaymetn plan	No		Repayment plan completed XXXX.	Limited	Completed Plan	Non-HAMP	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Assisted borrower with making a payment online
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/09/2022	03/31/2022	Adjustment completed XXXX.	1	1	0.89	0.92	1	1	2	7	XXXX	No	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/08/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	No	No	UTD	UTD		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called regarding a letter and was unable to obtain web verification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was impacted by XXXX as noted on XXXX. No damage was noted.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/24/2022	03/31/2022		1	1	1	1.08	10	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/02/2022	03/31/2022		0.68	1.01	1.08	1.09	10	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to inquire about refinancing. Servicer advised refinancing s not available.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in and made a payment in amount of XXXX Borrower advised received letter about transfer and the agent advised no transfer information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/02/2022	03/31/2022	A loan modification was completed on XXXX.	1	0.83	1	1	1	1	1	7	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Authorized 3rd party called to get status on refund.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	1.06	1.04	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/08/2022	03/31/2022		1	1	1	1	2	1	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: FEMA disaster declared due to XXXX Storms (XXXX) from XXXX to XXXX.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/03/2022	03/31/2022		1	1	1	1	2	2	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in regarding goodbye letter and wanted to verify. The agent confirmed loan is transferring on XXXX. Borrower wanted to know where to make the April payment and the agent advised any payment made on XXXX or after would be made to the new servicer. The advised no late fee or negative credit reporting for 60 days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XXXX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On XXXX borrower called in and reported a new claim for cause of loss Hurricane on date of loss XXXX and is classified as a non-monitored claim. On XXXX the servicer received insurance claim check in amount of XXXX. On XXXX the claim check was endorsed and mailed to borrower via USPS priority mail. No evidence noted that repairs completed.  The damage repair amount is estimated at XXXX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/02/2022	03/31/2022		1	1	1	1	4	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower requested loan number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/04/2022	03/31/2022		1.19	1.03	1.05	1.07	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/31/2022	03/31/2022	Adjustment completed XXXX.	1	1	1	0.94	7	3	1	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Authorized 3rd party called advised he has sent a lien waiver showing the contractor has been paid in fill just incase the servicer needed it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Flood damage, due to hurricane,  was noted with a claim filed on XXXX. Claim check received on XXXX. Per comment on XXXX, house is uninhabitable. Damage is not resolved. XXXX XXXX inspection received.  The damage repair amount is estimated at XXXX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was impacted by hurricane as noted on XXXX. Flood damage was noted and notated in appropriate field.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/11/2022	03/31/2022	The monthly cash velocity differences were due to principal curtailments.	1	1	1	1	1	1	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower discussed the letter regarding the change of investor and payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1.01	1.01	6	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called about proof of insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1	1	0.97	1.07	4	1	1	2	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	forbearance	2XXXX	FB	Yes	No	Yes	forbearance	No		A forbearance was completed on XXXX.	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Spoke to borrower who wanted to change the schedule date of payment from XXXX. Agent advised it was too late.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/04/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to confirm receipt of a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: FEMA Disaster due to XXXX (XXXX) from XXXX to XXXX.	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/29/2022	03/31/2022		1.33	1	1	1.08	5	0	0	0	XXXX	No	No	Energy - Environment Cost	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower discussed the automatic draft payments that will go into effect on XXXX.  The homeowner promised to send insurance declaration page after discussing the breakdown of the escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022	An adjustment was applied on XXXX bringing the loan due for XXXX.	1	1	1	1	3	3	0	0	XXXX	No	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	1	1	2	1	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower requested to have the negative credit reporting reversed as a courtesy due to an oversight of thinking the account was signed up for ACH so the October payment was not made. Borrower doesn't need a assistance, but the courtesy request to correct the credit report was denied on XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022	A loan modification was completed on XXXX.	1	1	1	1	2	1	1	5	XXXX	Yes	No	Servicing Problems	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to discuss the total amount due and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments on XXXX indicate that the borrower had been discharged through chapter 7 bankruptcy; however, no further details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022	A loan modification was completed on XXXX.	1	1	0.89	1	1	1	1	6	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower completed welcome call and processed a payment in the amount of XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was impacted by XXXX as noted on 0XXXX. No damage was noted.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1.09	5	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XXXX
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	2	5	3	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	Yes	Performing Under Plan	XXXX	Chapter 13	XXXX	XXXX	XXXX	XXXX	No	No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to confirm payment was received and the amount of the new payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  A bankruptcy review between XXXX and XXXX noted the current chapter 7 bankruptcy is under case number as XXXX and was pending to be closed out of bankruptcy. An MFR had been filed XXXX but was withdrawn and an Agreed Order entered. The court docket indicates discharged but has been pending closure out of bankruptcy. Discharge date not evident. On XXXX the bankruptcy was discharged but remains open due to being an asset case.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/11/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	Yes	Discharged	XXXX	Chapter 7	XXXX	XXXX	XXXX	XXXX	No	No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower discussed the insurance policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/08/2022	03/31/2022		0.67	1	1.12	1.09	3	1	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in regarding online access. Agent unlocked the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022	The loan was modified on XXXX. The monthly cash velocity differences were due to principal curtailments.	1.09	1.04	1.06	1.15	5	3	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1	2	2	7	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to advise the funds from a payment were added to principal but borrower wanted them added to suspense and requested for funds to be re-applied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/04/2022	03/31/2022	A deferment was processed on XXXX which advanced the due date from XXXX to XXXX.	1	1	1	1	1	1	1	6	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Inbound call from borrower asking for assistance on mobile app.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1	2	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called and was transferred to the insurance claims department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  An insurance claim inquiry was referenced on XXXX. A loss draft deposit amount of XXXX was deposited per the comment on XXXX. No further details of the loss or any repairs noted.  The damage repair amount is estimated at XXXX  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1.01	6	5	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Forbearance	XXXX	FB	Yes	No	Yes	Forbearance	No		A payment plan was deleted XXXX.	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The authorized third party called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/21/2022	03/31/2022		1	1	1	1.08	8	0	0	0	XXXX	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower 2 was contacted for payment and agreed to make a payment citing the delay as souse's medical.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/30/2022	03/31/2022		1	1	1	1	2	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	02/07/2022	03/31/2022		1.04	1.02	1.01	1.01	2	1	1	2	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Inbound call from borrower to schedule a payment in the amount of XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022	Verified the cash velocity for the month of XXXX as accurate due to principal curtailment.	1	1	1	1	3	2	2	3	XXXX	No	No	Other	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Extensions	1XXXX	MOD	Yes	No	Yes	Extensions	No		Forbearance extensions processed	Limited	Completed Plan	EXT	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in about an insurance letter that was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022	The loan was modified on XXXX.	1	1	1	0.95	2	7	1	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Extension, forbearance	1XXXX	MOD	Yes	No	Yes	Extension, forbearance	No		A payment extension was processed on XXXX due to Covid-19 impact. A forbearance due to Covid-19 impact was completed on XXXX.	Limited	Completed Plan	EXT	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to discuss the account status. The agent advised in good standing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  On XXXX the bankruptcy was discharged and reaffirmed with no date provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022	A deferment was processed on XXXX which advanced the due date from XXXX to XXXX	1	1	1	1	1	3	2	4	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	0.87	0.91	0.94	1	1	1	7	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Commentary reflects a discharged bankruptcy but did not contain all of the case-specific details.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/04/2022	03/31/2022		1.11	1.11	0.97	1.09	11	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called about trying to cash an escrow check at the branch and was advised that it was a duplicate check number. Servicer advised that the check was previously stopped and will need to be reissued. A reissue request was submitted. The borrower previously advised that the co-borrower passed away 9 years ago.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments on XXXX indicate that the borrower has been discharged through chapter 13 bankruptcy; however, no further details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/28/2022	03/31/2022		1.33	1	1	1.08	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	09/02/2021	03/31/2022		1	1.17	1.12	1.09	3	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in for the fax number to send in proof of insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/24/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to confirm payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: Comment XXXX: FEMA Declared Disaster due to XXXX. Start XXXX, Expiration Date XXXX.	Yes	0	XXXX	XXXX	XXXX	XXXX	07/01/2022	06/01/2022	03/01/2022	03/31/2022	The XXXX-XXXX payments were deferred. The monthly cash velocity differences were due to principal curtailments.	4.01	2.42	2.8	3.69	2	1	2	3	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/04/2022	03/31/2022		1	1	0.89	1.06	1	10	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Inbound call from borrower to schedule a payment in the amount of XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	0.88	0.92	1.02	10	2	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to make a payment and confirm receipt of the master policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	01/25/2022	03/31/2022		0.33	0.67	0.9	0.84	0	1	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called with general questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  No filing or termination details evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022	A deferment was processed on XXXX which advanced from XXXX to XXXX.	1.08	1.08	1.06	1.13	2	1	1	7	XXXX	No	No	Energy - Environment Cost	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower scheduled a payment in the amount of XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/11/2022	03/31/2022		1	0.78	0.85	0.89	3	6	2	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to advise the 08/01 and 09/01 payments were sent by mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1.01	1.01	1.01	3	0	0	0	XXXX	No	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called was advised total amount due. Borrower advised missed a month of work. The borrower scheduled a payment and advised will pay again in 2 weeks.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/31/2022	03/31/2022		1.35	1.01	1.01	1.09	4	0	0	0	XXXX	Yes	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to schedule a one time draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022	A loan modification was completed on XXXX.	1.41	1.41	1.32	1.24	3	2	1	3	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Inbound call from borrower to schedule a payment in the amount of XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/04/2022	03/31/2022		1	1	1	1.01	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/09/2022	03/31/2022		1	1	1.02	1.01	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to discuss the service transfer on XXXX.  A payment for XXXX was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No filing or additional termination details evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/21/2022	03/31/2022	The loan was modified on XXXX.	1.33	1	1	1	3	1	1	6	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower requested a fee waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/08/2022	03/31/2022		1	1	1	1.05	2	1	1	6	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/30/2022	03/31/2022		1.33	1.17	1.11	1.18	12	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/22/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called for assistance with online account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/22/2022	03/31/2022	A deferment was processed on XXXX which advanced the due date from XXXX to XXXX.	1.3	1.23	1.22	1.08	0	1	2	7	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to inquire about the insurance check being cashed.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was in FEMA disaster area noted on XXXX, no evidence of damages.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1	2	7	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	forbearance	2XXXX	FB	Yes	No	Yes	forbearance	No		Pandemic forbearance completed XXXX	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to confirm the payment when through online and was advised that last payment over website was XXXX. The borrower will make the payment online.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  XXXX Credit dispute noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/28/2022	03/31/2022		1.33	1	1.11	1.08	2	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to make payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1	1	1	0.92	5	3	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	forbearance	XXXX	FB	Yes	No	Yes	forbearance	No		The pandemic forbearance completed per notes dated XXXX.	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: XXXX Property is located in a FEMA disaster area due to XXXX. No evidence of damage.	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/30/2022	03/31/2022		1.21	1.37	1.26	1.17	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower made a payment in the amount XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/04/2022	03/31/2022		1	1	1	1	0	1	4	6	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower scheduled a payment in the amount of XXXX dated XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1.01	1.02	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1	1	1	1.08	2	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/17/2022	03/31/2022		1	1	1	1.08	4	5	3	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower stated that the payment will be made online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/28/2021	03/31/2022		1	1	1	1	8	1	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in as a response to letters they received. Discussed condo coverage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/11/2022	03/31/2022		1	1	0.92	0.94	1	1	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1.06	1.03	1.02	1.02	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/02/2022	03/31/2022		1.26	1.24	1.16	1.12	2	1	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Forbearance	0XXXX	FB	Yes	No	Yes	Forbearance	No		A forbearance due to Covid-19 impact was completed on XXXX.	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in for the 1098 form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is active.  The proof of claim was filed XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/02/2022	03/31/2022	The loan was modified on XXXX.	1	1	1	1	2	1	1	6	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	Yes	Active	XXXX	Chapter 13	XXXX	XXXX	XXXX	XXXX	No	No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower stated that the payment was late due to excessive obligations.  The homeowner promised to pay online for the month of February.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1.08	9	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower scheduled a payment in the amount of XXXX dated XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/31/2022	03/31/2022		1.33	1	1	1	5	0	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/23/2022	03/31/2022		1	1	1	1	5	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The authorized third party made a payment and the welcome call was completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments on XXXX indicate that the borrower has been discharged through chapter 7 bankruptcy; however, no further details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XXXX as noted on XXXX (Start date XXXX which expires on XXXX). There is no evidence of damage to the property.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/11/2022	03/31/2022	A deferment was processed on XXXX which advanced the due date from XXXX to XXXX.	1	1	1	1	0	2	1	7	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022	A loan modification was completed on XXXX.	1	1	1	1.08	1	2	1	7	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			Yes	Still Being Paid					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower advised not impacted by disaster.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: XXXX Preoperty is located in a FEMA disaster area due to XXXX. No evidence of damage.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/28/2022	03/31/2022		1	1	1	1	2	3	1	3	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called regarding escrow. Advised to send the escrow shortage to avoid a payment increase.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was in FEMA disaster area noted on XXXX, damages repaired.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		0.68	1.16	1.1	1.08	6	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Inbound call from borrower.  Rep provided total amount due and payments.  Intent to keep property. Borrower scheduled a payment in the amount of XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	10/25/2021	03/31/2022		1.09	1.09	1.07	1.14	2	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  A tree damaged the property due to a hurricane and a wind/hail damage claim was opened with a date of loss of XXXX. The account was noted as current with no final inspection required. The net claim check of XXXX was endorsed and released in full on XXXX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		0.67	1.12	1.08	1.15	6	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was impacted by XXXX, XXXX, as noted on XXXX. No damage was noted.	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/22/2022	03/31/2022	Verified the cash velocity for the months of XXXX and XXXX as accurate due to principal curtailment.	1.19	1.1	1	1.34	3	0	0	3	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Forbearance	1XXXX	FB	Yes	Yes	Yes	Forbearance	No		On XXXX an active forbearance plan noted with no terms provided. Loan completed pandemic forbearance from XXXX to XXXX	Limited	Active Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	Yes	XXXX	XXXX	Yes	No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: XXXX Property is located in a FEMA disaster area due to XXXX. No evidence of damage.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1	1	1.01	1.09	11	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower verified the contact information and discussed the pending service transfer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	09/17/2021	03/31/2022		1	1	1	1.05	0	2	1	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower set up a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022	The XXXX-XXXX payments were deferred.	1.33	1	1	0.92	8	3	2	0	XXXX	Yes	No	Other	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Not Employed	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower sent a check with the incorrect amount by mistake and was advised that there is a 15-day grace period for the remainder of the short payment to arrive in the mail. The borrower inquired about the contractual payment increase and was advised that is was due to taxes and insurance increase.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/04/2022	03/31/2022		1.01	1.01	1.02	1.01	4	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		12.25	6.46	4.65	3.73	1	1	1	8	XXXX	No	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower scheduled a payment over the phone.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing payment.  The servicer researched the issue and a resolution was presented to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Per comments dated XXXX, the loan was modified.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/29/2022	03/31/2022	An adjustment completed on XXXX advancing the due date from XXXX to XXXX.	1.33	1.17	1	1	3	0	0	9	XXXX	Yes	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	N/A	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The Borrower called to confirm receipt of payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/12/2022	03/31/2022		1.33	1	1	1.01	2	1	1	7	XXXX	Yes	No	Unemployment	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the Borrower called the Servicer and asked to change the amount going towards principal. The Borrower made a payment of $300.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Borrower reported claim for wind loss that occurred on XXXX and claim checks of XXXX and XXXX. Checks on this non-monitored claim were endorsed and released to borrower on XXXX. Notes did not reflect repair or inspection activity and there was no notation that the claim was closed as of the status date.  The damage repair amount is estimated at XXXX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1.32	1.16	1.22	1.25	8	6	0	0	XXXX	Yes	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Repayment Plan	2XXXX	RPP	Yes	No	Yes	Repayment Plan	No		Notes of XXXX indicated repayment plan was completed.	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/30/2022	03/31/2022		1	1.02	1.06	1.08	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to make a one time draft payment in the amount of XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/30/2022	03/31/2022	XXXX Due date adj OLD XXXX New XXXX	1	0.83	1	1	1	1	1	7	XXXX	No	No	Excessive Obligations	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Modification	2XXXX	MOD	Yes	No	Yes	Modification	No		Notes of XXXX indicated modification was completed.	Limited	Completed Plan	Non-HAMP	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/08/2022	03/31/2022		1	1	1	1	3	2	1	1	XXXX	No	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX Borrower contacted servicer to speak to loss draft department
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/28/2022	03/31/2022		1	1	0.89	1.09	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/11/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	UTD	UTD		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			Yes	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/04/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The successor called to discuss the account and general information.  The spouse called to state that they will start the court steps to become the successor.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: This property is located in a disaster area desingated by FEMA. XXXX (XXXX) declared on XXXX.no damage.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/03/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	No	No	Death of Mortgagor	Permanent		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	N/A	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/04/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The mortgagor called in requesting the payoff
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/21/2022	03/31/2022		8.63	4.65	3.54	2.91	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower made a payment iao XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/17/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			Yes	Cancelled			MGIC		No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	UTD	UTD		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Spoke with borrower whom requested assistance with loan to make it more affordable
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	12/06/2021	03/31/2022		1.33	1.17	1.11	1.08	0	0	0	0	XXXX	No	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Authorized third party scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/21/2022	03/31/2022	Confirmed the transaction history from XXXX to XXXX matches the payment history provided.	1.33	1	0.89	1	4	2	0	0	XXXX	Yes	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Per comments dated XXXX, the property is located in a disaster area designated and declared by FEMA. The disaster was due to Severe Storms, Tornadoes, and Flooding (DR-4601) declared on XXXX.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	1	1.01	2	0	0	0	XXXX	No	No	UTD	UTD		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			Yes	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Notes of XXXX indicated property located in FEMA disaster area due to XXXX (XXXX). No damage reported from this event.	Yes	0	XXXX	XXXX	XXXX	XXXX	06/01/2022	05/01/2022	03/01/2022	03/31/2022		2.72	1.71	1.47	1.36	6	3	0	0	XXXX	No	No	UTD	UTD		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			Yes	Cancelled			MGIC		No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called impacted by fema advised borrower of forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  On XXXX water damage claim was reported.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/29/2022	03/31/2022		1	1.17	1	1	13	1	0	0	XXXX	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Spoke to the borrower and they set up a one time payment for XXXX.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  A third party was authorized by the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	1	1	2	1	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called for assistance with online account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/16/2022	03/31/2022		1	1	1.11	1.08	1	1	1	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower scheduled a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: FEMA disaster declared for XXXX from XXXX.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/21/2022	03/31/2022		1	1	1	1.01	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower was called as the payment hadn't been received, stated did not want to be called prior to the 15th. The borrower was advised the 15 days is just a grace period and they have to call the day after the due date but if wants calls to stop can send in a cease and desist letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/24/2022	03/31/2022		1.18	1.11	1.18	1.06	2	0	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The servicer discussed payment information with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1	1	1.11	1	3	2	0	0	XXXX	Yes	No	Servicing Problems	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The Borrower advised that they would need to call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/12/2022	03/31/2022		1	1	1	1.02	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in and was disputing payments. Borrower made several payments that was not credited to their account. Borrower scheduled a payment over the phone.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute. The borrower stated that payments was with the prior servicer. Servicer resolved issue.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1.11	1.01	5	1	0	0	XXXX	Yes	No	Servicing Problems	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	N/A	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to see if fax was received by insurance company.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1	1	1	1	5	4	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The Welcome call was completed and the account information was update and a payment was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1.09	1.06	1.09	1.07	1	2	1	2	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Payment drafted by borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022	Confirmed the transaction history from, XXXX to XXXX matches the payment history provided. Comment XXXX Due Date Adj. OLD: XXXX -- NEW: XXXX	1	1	1	1	1	0	5	2	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower reported new claim for storm loss on XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  On XXXX borrower reported new claim for storm loss on XXXX. Classified as nonmonitored claim on XXXX. Claim check for XXXX was endorsed and released by servicer on XXXX. Notes did not reflect repair or inspection activity.  The damage repair amount is estimated at XXXX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1	1	1.89	1.59	1	2	2	12	XXXX	Yes	No	Excessive Obligations	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Forbearance	2XXXX	FB	Yes	No	Yes	Forbearance	No		Forbearance was added XXXX and most recently extended XXXX.	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Called the borrower stated their fine and doesn't need assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/02/2022	03/31/2022		1	1	1	1.08	4	4	1	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower request to have tax document provided via email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1	5	1	1	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1	1	0	0	7	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower advised last payment was made, servicer advised last payment was made on XXXX and was applied to Novembers payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/05/2022	03/31/2022		1.33	1.17	1.11	1.08	1	0	0	0	XXXX	Yes	No	Excessive Obligations	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to verify payment made was applied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/10/2022	03/31/2022		1.33	1	1.11	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called about scheduled payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1.07	1.07	1.07	1.07	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to confirm July payment paid.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit Bureau dispute resolved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/31/2022	03/31/2022	The loan was modified on XXXX; the payment history does not reflect the adjusted Next Due Date until XXXX. Confirmed the transaction history from XXXX to XXXX matches the payment history provided.	1.33	1.17	1.11	1	2	1	1	3	XXXX	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/02/2022	03/31/2022		1.13	1.07	1.04	1.03	0	0	0	7	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to inquire about escrows on the loan.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing payment.  The servicer researched the issue and a resolution was presented to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Per comments dated XXXX, the loan was modified.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		0.67	1	1.22	2.58	0	2	0	13	XXXX	Yes	No	Payment Disputes	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	N/A	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  ACH payment processed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/24/2022	03/31/2022		1	1	1	1	3	6	1	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to get the loan number and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	02/26/2022	03/31/2022		1	1	1.11	1	3	0	0	8	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX Borrower contacted the servicer to request information regarding escrow however he also expressed that he would not be able to speak to the bank regarding refinance .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022	Modification completed XXXX	1	1	1	1	0	0	0	1	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in to find out why the statement shows an overdue payment and was advised that it was mailed out before the last payment was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022	Loan modified XXXX advancing due date from XXXX to next due XXXX.	1.05	1.04	1.04	1.04	0	0	0	1	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in to advise of a notice received and that is not in bankruptcy. While servicer was transferring borrower hung up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022	Loan modified effective XXXX.	1.77	1.05	0.81	1.36	2	0	0	5	XXXX	Yes	No	Excessive Obligations	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Spoke to the borrower about the hazard insurance. The customer needed general information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/14/2022	03/14/2022	03/14/2022	03/31/2022		1	1	1	1	0	0	0	8	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The customer called requesting a payment history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/27/2022	03/27/2022	03/24/2022	03/31/2022		1.33	1	1.11	1	0	0	0	5	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Online payment drafted
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/28/2022	03/31/2022	Loan modified effective XXXX; payment date changed from the 14th to the 1st.	1	1	1	1.01	0	0	1	5	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called a one time draft payment in the amount of XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/30/2022	03/31/2022		1	1	1.11	1.08	7	1	1	1	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/12/2022	03/31/2022	Loan modified effective XXXX.	1.01	1	1.11	1	3	1	0	0	XXXX	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Modification	3XXXX	MOD	Yes	No	Yes	Modification	No		Prior servicer modification	Limited	Completed Plan	Non-HAMP	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Outbound welcome call to borrower, who was too busy to talk.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	1.11		2	0	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Contact made with the borrower and a payment made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	0.84	0.9	1.84	1	1	1	10	XXXX	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	3	[3] Pay History -: Incomplete - Missing XXXX - XXXX	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Inbound call from borrower to process payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1	0.83	1		1	0	0	0	XXXX	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower inquired about the insurance company listed and was advised that no company is listed. The borrower provided the information and a Welcome Call was completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	1		2	0	0	0	XXXX	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in with a third party for a verbal verification of mortgage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/02/2022	03/31/2022		1	1	1		2	0	0	0	XXXX	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Third party called in regarding automatic payments.  The third party was advised that they must speak to the Borrower to set this up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1	1	1		3	0	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The Borrower called to inquire about a W-9 form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	0.83	1.11		1	0	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	3	[3] Pay History -: Incomplete - Missing XXXX - XXXX	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Inbound call from borrower to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/23/2022	03/31/2022		1	0.83	0.78		2	0	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	No
XXXX	XXXX	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs [1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to schedule payment to be drafted on XXXX and had questions regarding the insurance policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A non-monitored claim was filed for storm damage that occurred on XXXX.  On XXXX, the insurance adjustor reported roof damage, water line and plumbing damage and a crack through the home and foundation, as well as fence damage and wind damage.  Claim checks totaling XXXX were endorsed and released on XXXX.  On XXXX, the borrower stated that a tree landed on the house due to a storm.  They lost water to the property.  There is no evidence the repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	02/28/2022	03/31/2022		0.67	1	0.89	1.18	1	1	1	4	XXXX	Yes	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Extension	XXXX	FB	Yes	No	Yes	Extension	No		8 payments were deferred on XXXX. A prior forbearance was completed on XXXX.	Limited	Completed Plan	EXT	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to see if the loan boarded and how to set up bi-weekly payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	02/18/2022	03/31/2022		0.67	1	0.96	1.09	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Forbearance	0XXXX	FB	Yes	No	Yes	Forbearance	No		Covid forbearance	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  inbound call from borrower to advise of payment being sent in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/08/2022	03/31/2022		1	1	1.11		2	0	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	3	[3] Pay History -: Incomplete - Missing XXXX - XXXX	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Inbound call from borrower to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1	1	0.78		2	0	0	0	XXXX	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in to go over account status and was told account is current and went through welcome call
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/12/2022	03/31/2022		1	1	1.11		1	0	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	3	[3] Pay History -: Incomplete - Missing XXXX - XXXX [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The servicer completed the welcome call with the borrower. Agent went over payment information, automatic draft and insurance with the customer.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing payment.  The servicer researched the issue and a resolution was presented to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/16/2022	03/31/2022		1	1.17	0.78	0.92	2	0	0	0	XXXX	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Comments on XXXX indicates borrower asked about late notice. Agent advised loan was in transition and account will not be reported late nor will it incur late changes. Other comments on XXXX states that the servicer spoke with borrower advising them of modification terms and document process, timeliness and expectations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022	An adjustment was applied on XXXX advancing the due date from XXXX to XXXX.	1	0.83	0.74	1.27	3	1	1	11	XXXX	Yes	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Modification	2XXXX	MOD	Yes	No	Yes	Modification	No		Comments on XXXX indicates recorded modification was sent to custodian.	Limited	Completed Plan	Non-HAMP	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The welcome call was completed with the borrower and the borrower requested ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/02/2022	03/31/2022	A forbearance was set up on XXXX.	1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to obtain the password for the online account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/11/2022	03/31/2022	Missing most recent payment.	1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called regarding servicing transfer, and agent completed welcome call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	02/18/2022	03/31/2022	Payments XXXX - XXXX were deferred on XXXX	1	1.17	1	1	2	2	1	0	XXXX	Yes	No	Death of Family Member	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Forbearance	2XXXX	FB	Yes	No	Yes	Forbearance	No		Deferral for payments XXXX-XXXX and forbearance for XXXX-XXXXapproved on XXXX	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Went over the billing statement with the borrower and emailed the payment conformation.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	02/10/2022	03/31/2022		0.67	0.83	0.89	0.92	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Extension	2XXXX	MOD	Yes	No	Yes	Extension	No		Forbearance completed and 3 month deferred.	Limited	Completed Plan	EXT	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower completed the welcome call. Payment scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on  XXXX.  The chapter is  XXXX.  The bankruptcy was filed under case number  XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on  XXXX and there is no evidence of reaffirmation.  On  XXXX, the borrower stated that the house was not included in the bankruptcy case.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/29/2022	03/31/2022	Adjustment in next due date occurred on XXXX.	1	1	1	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	extension	1XXXX	MOD	Yes	No	Yes	extension	No		A three month deferment was processed on XXXX.	Limited	Completed Plan	EXT	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in for assistance to log in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Insurance claim filed for cause of loss hurricane on date of loss XXXX and is classified as a monitored claim. On  XXXX servicer received insurance claim check in amount of XXXX. On XXXX claim funds were posted to restricted escrow. On XXXX borrower requested to do self repairs. On XXXX request for self repairs was denied as servicer does not allow. On XXXX the first draw check in amount of XXXX was mailed to borrower. On XXXX additional draw check in amount of XXXX mailed. The claim is active and ongoing.  The damage repair amount is estimated at  XXXX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property is located in a disaster area due to hurricane as noted on XXXX. The property sustained hurricane damage and claim is ongoing.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/23/2022	03/31/2022		1.01	1.01	1	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower request for escrow shortage to be spread out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was in FEMA disaster area noted on XXXX. no evidence of damages.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/26/2022	03/31/2022	XXXX Due Date adj. Old - XXXX New - XXXX	1	1	1.11	1.08	6	4	0	0	XXXX	Yes	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Extension	2XXXX	MOD	Yes	No	Yes	Extension	No		Deferral completed XXXX.	Limited	Completed Plan	EXT	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower advised may be sending additional funds with their payment to be applied towards fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on  XXXX.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number  XXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on  XXXX.  Comments indicate the case was closed without discharge because the borrower did not file the 2nd financial management course certificate.  Prior chapter XXXX case#  XXXX filed on XXXX was dismissed  XXXX, and chapter XXXX case#  XXXX filed  XXXX was dismissed  XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	02/18/2022	03/31/2022		0.67	0.83	1.04	4.11	1	1	1	9	XXXX	Yes	No	Illness - Family	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Modification	2XXXX	MOD	Yes	No	Yes	Modification	No		A loan modification was denied due to ineligible income.	Limited	Removed Plan	Non-HAMP	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Loan is in Bankruptcy [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed late fees on XXXX with intention to submit a complaint to the CFPB. An explanation of payment history was provided to the borrower on XXXXand servicer confirmed with the borrower on XXXX that a courtesy waiver was applied for  XXXX but payments need to be made by the 1 XXXX of the month.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number  XXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	02/28/2022	03/31/2022		0.67	0.5	0.67	1.17	0	1	1	12	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	UTD	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	Yes	Performing Under Plan	XXXX	Chapter 13	XXXX	XXXX	XXXX	XXXX	No	No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/31/2022	03/31/2022		1	1	1.01	1.01	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The customer made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/07/2022	03/07/2022	03/21/2022	03/31/2022	Adjustment was completed XXXX but does not reflect the due date advancing until XXXX.	1.33	1	1.22	1	4	1	0	0	XXXX	Yes	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	extension	1XXXX	MOD	Yes	No	Yes	extension	No		3 month deferral completed XXXX.	Limited	Completed Plan	EXT	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was  XXXX.  The borrower sent a copy of the tax bill and asked if the escrow amount could be modified to reflect the new tax amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  Comments on XXXX indicate there was a fire which destroyed 2 of the buildings in the condo complex. The borrower's unit was mostly smoke damage but the borrower will be displaced for at least 60 days. There is mention of the master condo policy taking care of the damage; however, there is no evidence of a claim. There is no evidence of completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1	1	1.01	1.09	10	1	0	0	XXXX	Yes	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Forbearance	3XXXX	FB	Yes	No	Yes	Forbearance	No		A forbearance plan was denied on XXXX because the investor is no longer offering them.	Limited	Removed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was  XXXX.  The borrower confirmed that the property had not been damaged by the hurricane.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on  XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number  XXXX.  The most recent bankruptcy status is performing under plan.  The borrower filed a motion to suspend payments for 90 days while recovers from hip replacement surgery.  The investor approved an agreed order per notes dated  XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXXX	XXXX	XXXX	XXXX	03/01/2022	02/01/2022	02/09/2022	03/31/2022		0.67	0.83	1	1.08	3	5	3	6	XXXX	Yes	Yes	N/A	N/A	Strong	No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	Yes	Performing Under Plan	XXXX	Chapter 13	XXXX	XXXX	XXXX	XXXX	No	No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	3	[3] Pay History -: Incomplete - Missing XXXX - XXXX [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrowers called to find out about their payment for the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XXXX.  A motion for relief was filed XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/31/2022	03/31/2022		1	0.83	0.89	1.33	1	1	2	10	XXXX	Yes	No	Illness - Mortgagor	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Repayment Plan	2XXXX	RPP	Yes	No	Yes	Repayment Plan	No		A forbearance was setup on XXXX and was kept on XXXX. A repayment plan from XXXX to XXXX was setup on XXXX.	Limited	Completed Plan	EXT	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	Yes	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower promised to pay within the grace period.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	03/01/2022	02/01/2022	02/24/2022	03/31/2022	Due date advanced to XXXX without evidence of a cash transaction.	0.67	0.83	0.89	0.92	2	0	0	0	XXXX	Yes	Yes	N/A	N/A	Strong	No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1.04	1.04	1.04	1.04	1	0	0	5	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Inbound call from borrower.  Welcome call completed.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	03/01/2022	02/01/2022	02/10/2022	03/31/2022		0.67	0.83	1	1	7	10	0	0	XXXX	Yes	Yes	N/A	N/A	Strong	No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower made  a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	12/08/2021	03/31/2022	A deferment was processed on XXXX. The due date advanced in XXXX without evidence of a payment application.	3.04	2.02	1.68	1.51	0	0	1	1	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/30/2022	03/31/2022	In XXXX the due date advanced from XXXX to XXXX.	1	1.04	1.04	1.04	1	1	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower changed the scheduled payment to the 27th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	03/01/2022	02/01/2022	02/15/2022	03/31/2022	Due date advanced to XXXX without evidence of a cash transaction.	0.67	0.83	0.89	0.92	2	1	0	0	XXXX	Yes	Yes	N/A	N/A	Strong	No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to request for annual tax statement doc sent to email
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	6	1	0	0	XXXX	No	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in and wanted to check on doing a Refinance. Call was transferred to Origination.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/30/2022	03/31/2022		1.01	1	1	1.09	2	0	0	0	XXXX	No	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	2	5	0	0	XXXX	No	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Forbearance	XXXX	FB	Yes	No	Yes	Forbearance	No		On XXXX, a 3 month Forbearance was approved.	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called and scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/24/2022	03/31/2022		1	1	1	1	2	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The most recent contact was a 3rd party call in to follow up on a requested payoff.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: A payoff was requested and sent XXXX.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	12/06/2021	03/31/2022	Verified the cash velocity for the month of XXXX as accurate due to a principal curtailment reversal.	1	1	1	0.92	4	0	0	0	XXXX	No	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Forbearance	2XXXX	FB	Yes	No	Yes	Forbearance	No		Borrower completed forbearance plan from XXXX - XXXX.	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in to schedule a payment for XXXX, effective XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/19/2022	03/31/2022		1	1	1	1.17	4	2	1	3	XXXX	Yes	No	Excessive Obligations	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to inquire about credit reporting and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	06/01/2022	05/01/2022	03/22/2022	03/31/2022		1.83	1.47	1.22	1.28	4	1	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Forbearance	XXXX	FB	Yes	No	Yes	Forbearance	No		A forbearance plan was in place XXXX - XXXX.	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/31/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower made a one time draft payment in the amount of XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/24/2022	03/31/2022		1	1	1	1	1	1	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to get an explanation of the Billing Statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	02/28/2022	03/31/2022		0.7	0.87	1.85	1.39	5	3	2	3	XXXX	Yes	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to advise that they were having issues with the payment system. Servicer advised borrower how to navigate routing and account number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/29/2022	03/31/2022		1	1	1	1	0	0	1	1	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to request daughter be added as an Authorized Third Party with no restrictions. Third party added.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit Bureau reporting
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/09/2022	03/31/2022		1	0.83	0.91	0.93	1	3	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs [1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in to make a payment on account over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  OnXXXX a claim was opened On XXXX a claim check for XXXX for DOL unknown on XXXX claim classified as endorsed and released  The damage repair amount is estimated at XXXX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	12/07/2021	03/31/2022		1	1	1.11	1	11	1	0	0	XXXX	Yes	No	Excessive Obligations	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX			Yes	Still Being Paid					No			No	No	XXXX	XXXX	Yes	Repayment Plan	1XXXX	RPP	Yes	No	Yes	Repayment Plan	No	Borrower brought current and canceled repayment plan.	On XXXX borrower was set up on a 5 month informal repayment plan with payments in amount of XXXX from XXXX - XXXX. On XXXX borrower brought loan current and canceled all payments that were previously scheduled for repayment plan. On XXXX borrower spoke with agent who sent email to cancel repayment plan.	Limited	Removed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	0.83	0.78	0.92	1	1	0	6	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Repayment Plan	XXXX	RPP	Yes	No	Yes	Repayment Plan	No		Borrower completed a 10 month repayment plan with payments in amount of XXXX from XXXX- XXXX.	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/31/2022	03/31/2022		1	1.17	1.11	1.17	14	6	0	0	XXXX	Yes	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	Yes	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1.11	1.25	3	5	7	0	XXXX	Yes	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Forbearance	2XXXX	FB	Yes	No	Yes	Forbearance	No		A forbearance plan was in place XXXX - XXXX	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower 1 called in to inquire why billing statement showed overdue payment. Advised borrower 1 that billing statement was generated before the payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1	4	2	1	0	XXXX	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Response to dispute via E-0scar
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1.08	8	2	1	1	XXXX	Yes	No	Other	Resolved		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	N/A	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	03/18/2022	02/18/2022	02/15/2022	03/31/2022		0.67	0.83	0.9	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower asked if payments can be made online and the welcome call was completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/02/2022	03/31/2022		1	0.85	0.95	1.13	8	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1.01	1.01	1	0	0	0	XXXX	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is active.  The proof of claim was filed XXXX.  A prior Chapter 13 bankruptcy case#XXXX filed on XXXX was dismissed on XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXXX	XXXX	XXXX	XXXX	04/20/2022	03/20/2022	02/20/2022	03/31/2022		0.67	0.83	0.89	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	Yes	Active	XXXX	Chapter 13	XXXX	XXXX	XXXX	XXXX	No	No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  An authorized third party called to make a payment and stated that the reason for default was due to a curtailment of income.  On XXXX a 3rd party called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1.33	1.33	1.33	1.08	7	7	1	0	XXXX	Yes	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Repayment	XXXX	RPP	Yes	No	Yes	Repayment	No		Repayment plan was broken	Limited	Removed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower stated that they received a letter from the court stating that the home was foreclosed. The agent advised that the loan was reinstated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1.75	2	1	2	7	XXXX	Yes	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The customer called in a payment of XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	1	2	1	2	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/21/2022	03/31/2022		1	0.83	0.89	1	4	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in regards to homeowners insurance disbursement made on XXXX not being received by insurance, the borrower was given the check number and was advised will open a request to review if the check has been cashed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 11.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/05/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On XXXX borrower is disputing account is past due and stated has secured an attorney to resolve the issue and provided name and number of attorney. No further contact relating to dispute and borrower stated on XXXX will work on getting caught up on missed payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/31/2022	03/31/2022		1	1	1.89	1.42	2	1	2	9	XXXX	Yes	No	Servicing Problems	Resolved		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	Yes	Modification	0XXXX	MOD	Yes	No	Yes	Modification	No	The loan modification was denied for failure to return the signed final modification documents.	Borrower was approved for a loan modification and set up on a 3 month trial plan from XXXX - XXXX. The final modification documents were sent to borrower XXXX to sign and return. The modification was denied XXXX for failure to return final modification documents.	Limited	Removed Plan	Non-HAMP	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in about account status and advised account can only be reported negatively if the payment is passed 30 days late and a late fee an only be assessed if payment is past the grace period. Borrower stated has already applied for covid assistance option but has not hear anything about it. The agent advised that on XXXX a notice was sent out regarding missing documents and agent provided email and address to send documents in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.  The proof of claim was filedXXXX.  The bankruptcy case was discharged XXXX and case was closed XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/30/2022	03/31/2022	Adjustment completed XXXX, due date did not roll until XXXX	1	1	1	1	1	1	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Extension	1XXXX	MOD	Yes	No	Yes	Extension	No		Pandemic deferral completed XXXX deferring 3 payments.	Limited	Completed Plan	EXT	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The co-borrower called and was advised of the non-sufficient funds and confirmed the scheduled draft for the following day. The co-borrower was not sure why the account had non-sufficient funds and verified the account information on file.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Commentary dated XXXX reflects a non-reaffirmed discharged Chapter 7 bankruptcy case; but no further details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/31/2022	03/31/2022		1.33	1	1	1	3	1	0	0	XXXX	Yes	No	Excessive Obligations	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower scheduled a payment in the amount of XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/31/2022	03/31/2022		1.67	1.33	1.11	1.08	10	5	1	0	XXXX	Yes	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Forbearance	1XXXX	FB	Yes	No	Yes	Forbearance	No		A 3-month forbearance was completed on XXXX. A 1-month payment extension was processed on XXXX.	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called and stated they are having difficulty making their payment. The agent advised that they can make it online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Modification	XXXX	MOD	Yes	No	Yes	Modification	No		Borrower was approved for a loan modification and placed on a 3 month trial plan from XXXX - XXXX. The borrower successfully completed trial plan and the loan modification was completed XXXX.	Limited	Completed Plan	Non-HAMP	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Advised the borrower that the payment will be drafted within the week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/30/2022	03/31/2022		1.05	1.03	1.02	1.01	3	2	1	5	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower made a one time draft payment in the amount of XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/26/2022	03/31/2022		1	1	1.11	2.34	0	0	0	13	XXXX	Yes	No	Unemployment	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Draft payment processed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/19/2022	03/31/2022		1.33	1	1	1	4	0	0	10	XXXX	Yes	No	Excessive Obligations	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower initiated a verbal credit dispute against the Servicer on XXXX; the dispute was resolved the same day.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1.11	1.17	4	5	3	3	XXXX	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	N/A	N/A	No	No	XXXX	XXXX	Yes	Forbearance Plan	0XXXX	FB	Yes	No	Yes	Forbearance Plan	No		A forbearance plan from XXXX to XXXX was completed. The loan was denied for both a modification and forbearance extension on XXXX.	Limited	Removed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.  Unable to verify if a POC was filed as account was in bankruptcy prior to comments provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/19/2022	03/31/2022		1.01	1.02	1.01	1.01	0	1	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/22/2022	03/31/2022		1.33	1.17	1.11	1.08	14	2	3	4	XXXX	Yes	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	No	XXXX	No	Not Employed	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Forbearance	2XXXX	FB	Yes	No	Yes	Forbearance	No		A forbearance plan was in place XXXX - XXXX	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in on XXXX about making payments on escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1.33	1	1	1	1	1	3	4	XXXX	Yes	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to see if ACH payment for bi-weekly payment has been received, servicer advised no and gave fax number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments on XXXX indicate the bankruptcy disclaimer was read to the borrower upon contact. Bankruptcy details are not provided and no further information regarding case.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		0.67	1	1	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower was contacted for payment and promised to make the payment tomorrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	6	3	0	0	XXXX	No	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in a payment of XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The comments indicate that the bankruptcy was discharged in 2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/17/2022	03/31/2022		1	1	1	1	1	0	0	8	XXXX	Yes	No	Excessive Obligations	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  An authorized third party inquired about the insurance premium.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On XXXX, the borrower reported a new claim for freeze damage estimated at XXXX that occurred on XXXX.  The claim was classified as non-monitored and all funds totaling XXXX were released on XXXX.  The damage details and the status of the repairs were not indicated.  The damage repair amount is estimated at XXXX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	3	[3] Title Issue -: Other [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  The home owner's association lien has filed a notice of violation lien for XXXX recorded on XXXX per notes dated XXXX.  There are also priority city liens on the title:  1) lien for XXXX recordedXXXX; 2) lien for XXXX recorded on XXXX; 3) lien for XXXX recorded XXXX and 4) lien for XXXX recorded XXXX.  XXXX has a 9 month super lien and that when the lien is non-judicially foreclosed, they will wipe out a senior deed of trust.  The firm recommended to monitor the HOA for a recorded notice of default and then request the super priority payoff per notes dated XXXX.  There is no evidence of satisfaction or release of any of the liens.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/12/2022	03/31/2022		1.33	1	3.45	2.59	1	0	0	15	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-New Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	Yes	Yes	Not Filed	No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower contacted the servicer to discuss payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/31/2022	03/31/2022		1	1	1	1.04	3	0	0	0	XXXX	Yes	No	Excessive Obligations	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower advised that the notarized modification documents were mailed out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/26/2022	03/31/2022		1	1	1		0	0	0	0	XXXX	No	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Modification	2XXXX	MOD	Yes	No	Yes	Modification	No		A loan modification was completed on XXXX.	Limited	Completed Plan	Non-HAMP	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/05/2022	03/31/2022		1.02	1.01	1.01	1.01	1	1	2	0	XXXX	No	No	Energy - Environment Cost	Resolved		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Authorized third party (ATP) advised that the payment has already been made. The ATP also inquired about equity loans.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Insurance funds in the amount of XXXX were received on XXXX for damage to the property. The date of loss and type of damage were not provided. The claim was classified as enhanced endorse and release with a final inspection due upon completion. On XXXX claim was closed as borrower was non responsive to procedures. There is no evidence of completed repairs  The damage repair amount is estimated at XXXX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/05/2022	03/31/2022		1	1	1	1	1	1	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	Yes	No	N/A		No	XXXX			Yes	Still Being Paid					No			No	No	XXXX	XXXX	Yes	forbearance	2XXXX	FB	Yes	No	Yes	forbearance	No		A 3-month forbearance was completed on XXXX.	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  XXXX - Borrower called in to advise unable to get in touch with constructive insurance.  The servicer assisted the borrower with the toll free number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1.33	0.67	0.85	0.72	3	1	1	1	XXXX	Yes	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			Yes	Still Being Paid					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in wanting to know amount due and agent advised XXXX for XXXX. Borrower disputed stating last payment made was for October and agent advised payments for November and December were already made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/21/2022	03/31/2022		1	1	1	1.67	1	1	1	12	XXXX	Yes	No	Unable to Contact Borrower	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			Yes	Still Being Paid					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called about a claim for tornado damage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XXXX.  The bankruptcy case was discharged XXXX and case was closed XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Tornado damage occurred XXXX. A check was received and final disbursement will take place when the funds are available.  The damage repair amount is estimated at XXXX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comment dated XXXX reflects that the property is located in a FEMA disaster area due to XXXX. No damage reported.
				***Outside of the review period - Claim was closed as all funds were disbursed XXXX. FEMA disaster for Storms noted XXXX through XXXX.***	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/31/2022	03/31/2022		1	0.83	1	1.17	0	8	3	1	XXXX	No	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower called in with questions about the insurance questions. Servicer asked for updated insurance information to be sent in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: FEMA Disaster due to XXXX from XXXX to XXXX.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022	Adjustment occurred XXXX.	1.06	1.04	1.03	1.02	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	extension	1XXXX	MOD	Yes	No	Yes	extension	No		A repayment plan was approved on XXXX for payments of XXXX from XXXX until XXXX. A deferment was processed on XXXX due to a hardship from curtailment of income.	Limited	Completed Plan	EXT	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower authorized a payment in the amount of XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/05/2022	03/31/2022	Adjustment completed XXXX.	1	1	1	1	0	0	0	13	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/08/2022	03/31/2022		1	1.17	1.19	1.19	1	1	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The Borrower called in regarding refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1.01	1.17	1.23	1.25	4	3	4	6	XXXX	Yes	No	Excessive Obligations	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Repayment Plan	1XXXX	RPP	Yes	No	Yes	Repayment Plan	No		Borrower was placed on a 12 month repayment plan with payments in amount of XXXX from XXXX - XXXX. On XXXX borrower made final payment and repayment plan was noted as kept. Borrower was previously completed forbearance plan from XXXX - XXXX.	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borr called in to scheduled payment for XXXX effective XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/19/2022	03/31/2022		1				0	0	0	0	XXXX	No	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			Yes	Still Being Paid					No			No	No	XXXX	XXXX	Yes	Modification	1XXXX	MOD	Yes	No	Yes	Modification	No		Modification completed.	Limited	Completed Plan	Non-HAMP	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: XXXX Claim closed as all funds are now released.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		0.91	0.95	0.97	0.98	5	2	0	0	XXXX	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower requested a payoff statement
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/09/2022	03/31/2022		1.09	1.19	1.35	1.19	9	2	1	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in and scheduled payment in the amount of XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/30/2022	03/31/2022		1.33	1	1	1	0	2	2	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Repayment Plan	2XXXX	RPP	Yes	No	Yes	Repayment Plan	No		On XXXX borrower was set up on an 8 month repayment plan with payments in amount of XXXX from XXXX - XXXX. The repayment plan was canceled XXXX and borrower was placed on forbearance plan from XXXX - XXXX.	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower scheduled a payment for XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit reporting dispute was received. The servicer found no errors and a response letter.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: ***Outside of the review period - Another credit dispute was received XXXX and response sent XXXX.***	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1.76	1	1	3	7	XXXX	No	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower scheduled a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments reflect credit reporting disputes received on XXXX and XXXX; servicer sent responses to both disputes and no further issue was noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/31/2022	03/31/2022		1	1	1	1	3	0	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	N/A	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXXX	XXXX	XXXX	XXXX	04/11/2022	03/11/2022	03/12/2022	03/31/2022		1	1	1	1.17	2	0	1	2	XXXX	No	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	Yes	Performing Under Plan	XXXX	Chapter 13	XXXX	XXXX	XXXX	XXXX	No	No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called and wanted to know why payment was over XXXX. Agent explained it was due to fees and went over grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/31/2022	03/31/2022		1.17	1.09	1.06	1.04	0	4	2	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower made a one time draft payment in the amount of XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/22/2022	03/31/2022	Adjustment completed XXXX	1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called with general account questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			Yes	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called about the payment increase. Servicer advised of the escrow analysis was run and a payment increase begins with the XXXX 1st payment and sent a copy of the statement to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	03/01/2022	02/01/2022	02/08/2022	03/31/2022		0.67	0.67	0.78	0.83	1	0	0	0	XXXX	Yes	Yes	N/A	N/A	Strong	No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The welcome call was completed with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/03/2022	03/31/2022		1.01	0.84	1	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to make payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	12/06/2021	03/31/2022			0.5	0.67	0.75	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	03/01/2022	02/01/2022	02/22/2022	03/31/2022		0.67	0.83	0.89	0.92	1	0	0	0	XXXX	Yes	Yes	N/A	N/A	Strong	No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower wanted to know where to send two insurance claim checks. Servicer advised of address and documents needed. A 100% inspection was received XXXX with funds released in full XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1.05	1.05	1.04	1.03	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Delinquent Taxes - Delinquent taxes, but not tax sale	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The borrower requested a payoff statement on XXXX (after the review period). As of XXXX taxes are delinquent in the amount of XXXX.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	4	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower stated the account is not being reported to credit bureaus; agent advised servicing system loan has been reporting payments to bureaus.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received and resolved citing the account was reported accurately.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	02/16/2022	03/31/2022		1.22	1.5	2	1.86	0	0	0	0	XXXX	No	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	Yes	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is active.  The proof of claim was filed XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	02/14/2022	03/31/2022		1.38	1.19	1.13	1.1	4	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	Yes	Active	XXXX	Chapter 13	XXXX	XXXX	XXXX	XXXX	No	No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in about sending a Letter of Authorization.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XXXX.  The statement of intent is to retain the property and continue making the payments per notes dated XXXX.
There was a prior Chapter 13 bankruptcy, case#XXXX that was filed on XXXX and dismissed on XXXX.
There was a prior Chapter 13 bankruptcy, case# XXXX that was dismissed on XXXX.
There was a prior Chapter 13 bankruptcy, case#XXXX was filed on XXXX and dismissed on XXXX
There was a prior Chapter 13 bankruptcy, case#XXXX that was dismissed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	02/28/2022	03/31/2022	The loan was modified on XXXX	1.06	1.11	1.07	0.97	0	0	0	12	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	Yes	Performing Under Plan	XXXX	Chapter 13	XXXX	XXXX	XXXX	XXXX	No	No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in to confirm the escrow adjustment had been made and can now update the biweekly payment to XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	02/16/2022	03/31/2022		0.67	0.84	0.89	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower advised that the payment was made through XXXX. Servicer advised of Money Gram and online access and a Welcome Call was completed.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	03/01/2022	02/01/2022	02/07/2022	03/31/2022		0.73	0.92	0.98	1.01	1	0	0	0	XXXX	Yes	Yes	N/A	N/A	Strong	No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower provided updated insurance policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1.06	1.06	1.06	1.06	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in and advised has moved and provided new address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	02/28/2022	03/31/2022	Payment deferrals as follows: XXXXpayment deferred on XXXX XXXX & XXXX on XXXX, XXXX on XXXX, XXXX on XXXX, XXXX on XXXX, XXXX on XXXX XXXX on XXXX, XXXX on XXXX, XXXX on XXXX, XXXX on XXXX and XXXX on XXXX	1	1.5	1	0.75	1	1	1	0	XXXX	Yes	No	Other	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Forbearance	2XXXX	FB	Yes	No	Yes	Forbearance	No		Borrower completed forbearance plan ending XXXX.	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in to ensure account is current. The agent verified account was current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy case details not located in comments including discharge date.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022	Deferments were processed monthly from XXXX - XXXX.	1	1.5	1	0.75	1	1	1	0	XXXX	Yes	No	Other	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Forbearance	XXXX	FB	Yes	No	Yes	Forbearance	No		Borrower completed covid forbearance plan ending XXXX.	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The servicer called and spoke with borrower who stated will make web payment today in amount of XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower verbally dispute returned payments. The agent explained policies and procedures and dispute was noted as resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1.01	1.55	1.03	0.77	2	1	1	0	XXXX	Yes	No	Other	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	Yes	Forbearance	2XXXX	FB	Yes	No	Yes	Forbearance	No		Borrower completed covid forbearance plan ending XXXX.	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in wanting to know if the account has PMI and the agent verified it does not. Borrower wanted to confirm payment history against billing statements and agent assisted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022	Loan deferment was processed from XXXX to XXXX.	1	0.83	0.56	0.42	1	1	1	0	XXXX	Yes	No	Other	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Extension	0XXXX	MOD	Yes	No	Yes	Extension	No		On XXXX borrower verbally accepted deferral. On XXXX covid deferment completed deferring 4 payments. Borrower previously completed covid forbearance plan ending XXXX.	Limited	Completed Plan	EXT	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Third party called in and borrower came on the line and provided verbal authorization to speak with third party. The authorized party wanted to know why payment that was scheduled days ago was returned. The agent advised was only able to see the payment that was scheduled today. The agent completed the welcome call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comment dated XXXX reflects that the property is located in a disaster area due to Remnants of XXXX. No damages reported.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1.08	0.72	0.63	1	1	1	0	XXXX	Yes	No	Other	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Extension	0XXXX	MOD	Yes	No	Yes	Extension	No		Covid payment deferral completed XXXX deferring 4 payments. Borrower previously completed covid forbearance plan.	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in wanting to know what the insurance premium was and agent advised XXXX. The borrower inquired on how to remove the co-borrower from the loan and agent advised will need to refinance to remove co-borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.  A motion for relief was filed XXXX.  Comment dated XXXX reflects case was converted from a chapter 13 to chapter 7. Motion for Relief was filed XXXX and comment dated XXXX reflects Relief was granted XXXX and is effective XXXX. Bankruptcy was discharged XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comment dated XXXX reflects that the property is located in a disaster area due to XXXX. No damages reported.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		0.67	1	0.89	0.75	2	0	0	16	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Modification	0XXXX	MOD	Yes	No	Yes	Modification	Yes		On XXXX borrower accepted trial modification offer from XXXX ending XXXX. Borrower successfully completed trial plan and loan modification was completed XXXX.	Limited	Completed Plan	Non-HAMP	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	Yes	Yes	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	3	[3] Cramdown Granted.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in and added authorized party for life of loan and the agent completed the welcome call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 11.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is closed.  Comment dated XXXX reflects that the case was terminated without discharge. Comment dated XXXX reflects POC not required and not needed as loan is a cramdown.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/12/2022	03/31/2022	The loan was modified on XXXX.	1	1.03	1.02	0.76	2	0	0	16	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Modification	0XXXX	MOD	Yes	No	Yes	Modification	No		Borrower was approved for a loan modification and placed on a 3 month trial plan from XXXX ending XXXX. Borrower successfully completed trial plan and loan modification was completed XXXX.	Limited	Completed Plan	Non-HAMP	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/22/2022	03/31/2022		0.67	0.83	0.89	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The customer requested assistance with the online portal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/23/2022	03/31/2022		1	1.17	1	1	2	2	1	3	XXXX	Yes	No	Illness - Mortgagor	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Forbearance	2XXXX	FB	Yes	No	Yes	Forbearance	No		Pandemic forbearance was completed from XXXX to XXXX.	Limited	Completed Plan	Non-HAMP	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Written Dispute - Servicer responded within 60 days and mortgagor still questioning servicer	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in regarding lender place insurance cancellation. The borrower was told to get insurance changes will be made
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is not resolved and the status indicates Servicer responded within 60 days and mortgagor still questioning servicer.  Credit letter dispute was received on XXXX. No evidence of dispute noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	02/24/2022	03/31/2022		0.8	0.9	0.94	0.96	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/26/2022	03/31/2022	Velocity verified correct; adjustment completed XXXX	1	1	1	0.92	1	1	1	4	XXXX	No	No	Unemployment	Resolved		No	No	Yes	XXXX	XXXX	No	XXXX	No	Not Employed	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Forbearance	0XXXX	FB	Yes	No	Yes	Forbearance	No		Loan completed a pandemic forbearance from XXXX to XXXX.	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in and requested payoff and wants it emailed and faxed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/28/2022	03/31/2022	Adjustment completed in XXXX advancing the due date.	1.33	1	1.11	1.08	12	3	1	0	XXXX	Yes	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The most recent contact was a call in to new servicing payments and changing the borrower name order.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/28/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower scheduled their payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/21/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  A payment in the amount of  XXXX was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/21/2022	03/31/2022		1	1.17	1.11	1.08	19	1	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments on XXXX indicated delinquent taxes from 2011-2017. However, the borrower is on a payment plan regarding the taxes and no further action was being taken.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/21/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/29/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/22/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower contacted the servicer to request a transfer to XXXX as well as to inquire if they received the payment that was scheduled fo rXXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/30/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Authorized third party called to confirm if March payment was received and the servicer indeed confirm.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/28/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The Borrower called on XXXX to confirm if payment was received and was provided with the information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/26/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/23/2022	03/31/2022		1.33	1.17	1.11	1.08	23	0	0	0	XXXX	Yes	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Forbearance	3XXXX	FB	Yes	No	Yes	Forbearance	No		Approved forbearance plan from XXXX-XXXX with no payments due.	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower made a payment arrangement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/23/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to make payment in the amount of XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		0.67	1	1	1.08	1	0	0	0	XXXX	No	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in regards to the payment change, the borrower was advised of no reflection of payment made by XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Insurance claim was filed for unknown cause of loss on unstated date of loss. The claim is classified as a non monitored claim as noted on XXXX. The servicer sent payment instruction to insurance carrier to send payment direct to borrower and not to include lender on claim check.  Comment on XXXX servicer received notification that the insurance carrier sent claim funds in amount of XXXX directly to borrower and claim was closed. No evidence repairs made.  The damage repair amount is estimated at XXXX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/03/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called about receiving late notice and was advised sent before payment posted.  Borrower was advised account set up on ach.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/22/2022	03/31/2022	Velocity verified correct; additional principal applied	1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to request a spanish agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/26/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower made a payment iao XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/30/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Comments on XXXX indicates call was made to the borrower who stated they already have payment scheduled for XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/31/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	Unable to Contact Borrower	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/28/2022	03/31/2022		1.03	1.03	1.02	1.01	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower was informed that payments were made on XXXX and XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	09/29/2021	03/31/2022		1	1.05	1.25	1.19	8	1	1	3	XXXX	Yes	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Modification		MOD	Yes	No	Yes	Modification	No		The account was modified by a prior servicer.	Limited	Completed Plan	HAMP	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in to in quire about the escrow analysis. The cuastomer discussed the late fees and general information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/31/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/21/2022	03/31/2022		1	1.17	1	1	4	0	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the Borrower called the Servicer regarding the upcoming service transfer. The Borrower also had a question about a billing statement that had a late fee. The Servicer advised that he had no late fees on the account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On XXXX and XXXX the comments reflect the borrower requesting to have all late fees and negative reporting removed due to they have made all payments on time. The borrower submitted proof of their payments. A review of the issue indicated the payment received on XXXX was short a full amount and thus applied as a principal curtailment. The borrower requested to have the funds reversed and applied as a payment. The notes on XXXX stated payments older than six months cannot be reversed and reapplied.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/23/2022	03/31/2022		1	1.17	1.11	1	5	0	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to schedule their payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/31/2022	03/31/2022		1	1	1	1	1	3	1	0	XXXX	No	No	Curtailment of Income	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Extension	1XXXX	MOD	Yes	No	Yes	Extension	No		A payment extension was applied to the account on XXXX.	Limited	Completed Plan	EXT	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  on XXXX the borrower contacted the servicer to make payment on phone as well as to inquire if she was being charged any late fees on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/26/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called and requested copy of 1098 tax form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/22/2022	03/31/2022	An adjustment was completed in XXXX advancing the due date.	1	1	1	1	2	1	2	0	XXXX	No	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Extension	2XXXX	MOD	Yes	No	Yes	Extension	No		Extension/deferral completed XXXX.	Limited	Completed Plan	EXT	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/30/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Promise to pay the amount of XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/21/2022	03/31/2022		1	1	1	1	0	0	2	2	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The customer completed the welcome call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/24/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower was called and servicer helped borrower set up a scheduled payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/21/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Delinquent Taxes - Delinquent taxes, but not tax sale	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to get payment mailing address and wanted amount to pay of shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/22/2022	03/31/2022		1.33	1.17	1.11	1.08	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Delinquent Taxes - Delinquent taxes, but not tax sale	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in regarding 1098 form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/21/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/24/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	UTD	UTD		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/21/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  DOL XXXX for hurricane as of XXXX monitored claim noted pending final inspection  The damage repair amount is estimated at XXXX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comment XXXX: Inspection resulting in 100% completion.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/21/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Unauthorized third party called welcome call completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/28/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The most recent contact was a 3rd party call in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/29/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The Borrower called to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/26/2022	03/31/2022		1	1	1	1	1	1	1	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/26/2022	03/31/2022		1	1	1	1	1	3	1	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/28/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Informed the account is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: HAMP XXXX	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/22/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/22/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/21/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower daughter called on their behalf to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/24/2022	03/31/2022		1	1	1	1	1	5	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Modification	0XXXX	MOD	Yes	No	Yes	Modification	No		A workout packet for a modification was received on XXXX as the borrower needed to lower the monthly payment. However, the borrower was informed on XXXX it was not an option due to the loan is current.	Limited	Removed Plan	Non-HAMP	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower inquired about refinancing options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is release from stay granted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/28/2022	03/31/2022		1.04	1.06	1.04	1.03	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	Yes	Yes	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/30/2022	03/31/2022		1	1	1	1.14	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Modification	XXXX	MOD	Yes	No	Yes	Modification	No		Prior servicer modification	Limited	Completed Plan	HAMP	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  A payment in the amount of XXXX was scheduled for XXXX and another one on XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/21/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  The borrower's spouse called on XXXX to inquire about the hazard policy, stating that there was fire damage to the home. There are no damage details or evidence that a claim was filed. An inspection appointment is scheduled for XXXX.  The damage repair amount is estimated at XXXX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	1	1	2	0	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower was transferred to customer service to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/26/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The most recent contact was a welcome call out during which the borrower stated that they would make payments on line.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/23/2022	03/31/2022		1.1	1.05	1.03	1.02	7	1	1	0	XXXX	No	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Modification		MOD	Yes	No	Yes	Modification	No		The commentary states that there were modifications on 2010 and 2016	Limited	Completed Plan	Non-HAMP	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/21/2022	03/31/2022		1	1	1	1.48	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower called in to get the loan number and assistance with registering online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/26/2022	03/31/2022		1	1.01	1.01	1.02	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to discuss refinance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/28/2022	03/31/2022		2.41	1.7	1.47	1.35	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/29/2022	03/31/2022		1.01	1.01	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to confirm the payment was set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/21/2022	03/31/2022		1	1	0.89	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  A payment in the amount of XXXX was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	09/09/2021	03/31/2022		1	1	1	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	02/09/2022	03/31/2022		0.67	0.83	0.89	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower called in to get the loan number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/22/2022	03/31/2022		1	1	1	1	1	1	1	1	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  A welcome call was completed with borrower and auto pay was set up
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	06/01/2022	05/01/2022	02/01/2022	03/31/2022	A XXXX principal curtailment was applied on XXXX.	0.67	0.83	0.89	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/22/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in and authorized third party to go over loan status
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	02/10/2022	03/31/2022		1.35	1.34	1.01	1.01	4	2	0	0	XXXX	Yes	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower called in to inquire as to why the payment didn't go through, servicer advised was returned and set up a new payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/28/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The Borrower wanted to know if they could disregard the payoff from the prior servicer as they no longer wish to refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/28/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  A payment in the amount of XXXX was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/23/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in to make a payment and declined setting up auto pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/31/2022	03/31/2022		2.55	1.78	1.52	1.39	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower called in to get the loan number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/29/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower wants permission to replat XXXX acres to the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments indicated the property was in the processes of being re platted XXXX acres as of XXXX.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/22/2022	03/31/2022		1.33	0.83	0.89	1	2	1	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called n and advised going to make a payment for the month of July and August via bill pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/22/2022	03/31/2022		0.99	0.99	1.11	1	3	0	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/30/2022	03/31/2022		1.01	1	1.01	1.01	0	1	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Courtesy call for payment, payment options; informed was to deposit money in the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/23/2022	03/31/2022		1	1	1	1	1	1	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower called in to get the due date for the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/22/2022	03/31/2022		2.01	1.51	1.35	1.27	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Spoke with the borrower and confirmed the FB plan ended XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/22/2022	03/31/2022		1	1.5	1	1	1	1	1	0	XXXX	Yes	No	Curtailment of Income	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Forbearance	XXXX	FB	Yes	No	Yes	Forbearance	No		The forbearance plan was removed.	Limited	Removed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  A welcome call was completed with borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments on XXXX and XXXX indicated call activity was coded with bankruptcy. Comments on XXXX indicated the borrower received a discharge. No case details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/24/2022	03/31/2022		1	1.01	1	1.01	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	3	[3] Vacant Property - Unsecured [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
				ADDITIONAL INFORMATION: Comments indicated the Bankruptcy was dismissed on XXXX.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		0.67	0.83	0.89	0.83	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	N/A	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	Yes	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/30/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower called in for general account maintenance, also added authorized party.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/28/2022	03/31/2022		1	1	1	1	2	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Forbearance	1XXXX	FB	Yes	No	Yes	Forbearance	No		Covid forbearance completed.	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/30/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	02/28/2022	03/31/2022		1	1	1	1	0	1	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The Borrower indicated that the XXXX payment was lost in the mail, and requested to make a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/28/2022	03/31/2022		1	1	1	0.92	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX unauthorized third party called in to make a payment. in the amount of XXXX. Borrower got on the line to give permission to speak.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/21/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Not Employed	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  A welcome called was completed and the auto pay was set up
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/21/2022	03/31/2022	XXXX Due date adjustment completed.	1	1	1	1	4	1	2	0	XXXX	No	No	Other	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Extension	1XXXX	MOD	Yes	No	Yes	Extension	No		An extension was processed on XXXX.	Limited	Completed Plan	EXT	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  A payment in the amount of XXXX was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/21/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Extension	XXXX	MOD	Yes	No	Yes	Extension	No		A payment extension was applied to the account on XXXX.	Limited	Completed Plan	EXT	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/22/2022	03/31/2022		1	1	1	1	4	3	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in regarding insurance and payment amount
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/28/2022	03/31/2022		1	1	1	1	3	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to make a regular payment and a principal only payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	01/26/2022	03/31/2022		0.36	0.83	1.04	1.08	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  A payment in the amount of XXXX was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Modification completed on XXXX.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	09/13/2021	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The Borrower called to confirm the due date of the first of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/21/2022	03/31/2022		1	1	1.1	1.08	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/29/2022	03/31/2022		1.05	1.06	1.06	1.13	3	0	0	0	XXXX	Yes	No	Illness - Mortgagor	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Forbearance	1XXXX	FB	Yes	No	Yes	Forbearance	No		A forbearance was approved on XXXX due to Covid-19 impact and completed on XXXX.	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/22/2022	03/31/2022		1.03	1.09	1.11	1.12	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/23/2022	03/31/2022		0.67	1.01	1.01	1.01	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  A payment in the amount of XXXX was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments indicated a modification was completed on XXXX.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/28/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in to request payoff statement to be emailed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/23/2022	03/31/2022		0.96	0.98	0.99	0.99	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	04/01/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/30/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The Borrower called to confirm the account was current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/22/2022	03/31/2022	Velocity verified correct; additional principal applied	1	1	1	1	2	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Inquiry on XXXX funds in restricted escrow; declined to schedule the March payments and went over options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comments indicated an open monitored claim carrier copy of the check and letter of request.  The damage repair amount is estimated at XXXX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: Bankruptcy Motion For Relief XXXX Chapter XXXX  Case XXXX effective XXXX with a cramdown.
				Comments indicated a Modification was completed on XXXX.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/22/2022	03/31/2022		2.25	1.63	1.42	1.31	4	3	0	0	XXXX	No	No	Unemployment	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Repayment Plan	2XXXX	RPP	Yes	No	Yes	Repayment Plan	No		A 6-month Repayment Plan was kept on XXXX.	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/26/2022	03/31/2022		1	1	1.11	1.08	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The Borrower was advised that a late fee cannot be charged within XXXX days of service transfer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/22/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower called in to make a payment in the amount of XXXX, set up draft payment for the XXXX of each month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/22/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/21/2022	03/31/2022		1.09	1.09	1.09	1.09	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/26/2022	03/31/2022		0.67	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/21/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  One time verbal authorization was given to speak with offspring; inquiry on Refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: Comments indicated a Modification effective XXXX.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/28/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/30/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Payment inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/31/2022	03/31/2022		1	1	1	1	5	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The Borrower called in to make a payment, and also request that automatic payments begin XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/28/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Called to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed the fee balance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/22/2022	03/31/2022		1.06	1.03	1.02	1.02	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/31/2022	03/31/2022		1.33	1.17	1.11	1.08	4	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX borrower called in to get assistance setting up online account. Borrower hung up while the system was down.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/26/2022	03/31/2022		1	1.03	1.1	1.08	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX an outbound welcome call. Borrower made a payment in the amount of XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/31/2022	03/31/2022		1	1.17	1	1	1	0	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to make an escrow shortage payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/24/2022	03/31/2022		1	1	1.12	1.09	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/22/2022	03/31/2022		1.03	1.03	1.03	1.03	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/29/2022	03/31/2022		1	1	1	1.33	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower authorized a payment in the amount of XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	02/15/2022	03/31/2022		0.67	0.83	0.89	0.92	5	2	1	0	XXXX	No	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Extension	2XXXX	MOD	Yes	No	Yes	Extension	No		A payment extension/deferral was granted on XXXX.	Limited	Completed Plan	EXT	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	3	[3] Mortgagor Deceased - Not clear or no information on executor/heir	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Not clear or no information on executor/heir.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Borrower 1 is deceased and there is no evidence that a successor has been appointed.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		0.67	0.83	0.89	0.92	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	N/A	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/29/2022	03/31/2022		1	1.17	1.11	1.08	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/30/2022	03/31/2022		1.34	1	1	1	1	0	0	0	XXXX	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to make a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/29/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower called in to make a payment. Call was not able to be completed due to the borrower needing to return back to work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	02/14/2022	03/31/2022		0.67	0.83	0.89	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	0.83	0.89	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Informed would call back to set a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is stay lifted.  A motion for relief was filed XXXX.  Case XXXX filed XXXX discharged XXXX
Case XXXX filed XXXX discharged XXXX
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments indicated a Modification was completed on XXXX.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/03/2022	03/31/2022		1	1	1	1	3	2	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	Yes	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/23/2022	03/31/2022		1.04	1.02	1.01	1.01	1	1	1	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Unauthorized third party called in to advise the borrower was deported and the borrower spouse passed away. Stated renters are occupying the property. Servicer advised only can notate the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/26/2022	03/31/2022		1	1	1	1	18	3	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  A payment in the amount of  XXXX was made and auto draft was scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments indicated a Modification effective XXXX.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/24/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments indicated a Modification effective XXXX and a HAMP was completed on XXXX effective XXXX. Final HAMP Performance pay was made on XXXX. An offer for a Recast was made.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/22/2022	03/31/2022		1	1	1	1	1	1	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  A payment in the amount of XXXX was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments indicated a HAMP was completed on XXXX effective XXXX.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/24/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	02/24/2022	03/31/2022		0.68	0.84	0.89	0.92	1	1	1	5	XXXX	No	No	UTD	UTD		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/30/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower called in to update the mailing address.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within XXXX and no further communication from mortgagor.  On XXXX, the borrower disputed the negative credit reporting. Research found on XXXX that the reporting was accurate. Borrower claimed on XXXX that the account was current prior to entering the forbearance. Reporting confirmed accurate on XXXX and a letter was sent to along with copy of credit report and clarification of dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/31/2022	03/31/2022	Velocity verified correct; adjustment completed XXXX	1	1	1	0.92	1	1	1	8	XXXX	No	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	Yes	Forbearance	2XXXX	FB	Yes	No	Yes	Forbearance	No		A forbearance plan was started on XXXX and extended through XXXX The plan was removed from the system on XXXX. A loss mitigation package was received XXXX after extension requests were denied, but borrower was declined for forbearance and repayment options on XXXX.	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No